Organization and Principal Activities	12 Months Ended
Sep. 30, 2017
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Kingtone Wirelessinfo Solution Holding Ltd (“Kingtone Wireless”) was incorporated in the British Virgin Islands on October 27, 2009 under the name of Reizii Capital Management Limited.  It has wholly-owned subsidiaries and a variable interest entity (“VIE”).  Its wholly-owned subsidiaries include: Topsky Info-tech Holdings Pte Ltd. (“Topsky”), which was established in Singapore on November 3, 2009, and Xi’an Softech Co., Ltd. (“Softech”), which was established in Xi’an, Shaanxi Province, China on November 27, 2009 by Topsky. Its VIE is Xi’an Kingtone Information Technology Co., Ltd. (“Kingtone Information”) which was incorporated in Xi’an, Shaanxi province, China on December 28, 2001. Kingtone Wireless and its wholly-owned subsidiaries and VIE together are referred to as the “Company”.

On December 17, 2009, Reizii Capital Management Limited changed its name to Kingtone Wirelessinfo Solution Holding Ltd.

On March 23, 2010, the board of directors of Kingtone Wireless resolved to change the fiscal year end of Kingtone Wireless and its wholly-owned subsidiaries, Topsky and Softech, from November 30th to September 30th so as to have the same fiscal year end as Kingtone Information.

On May 14, 2010, the Company completed the initial public offering of its American Depositary Shares (“ADSs”) at a price of $4.00 per ADS and listed its ADS on the NASDAQ Capital Market under the symbol “KONE.” The Company sold an aggregate of 4,000,000 ADSs, representing 4,000,000 ordinary shares and received net proceeds of approximately $14.5 million, net of underwriting discounts and other offering expenses.

The Company is principally involved in developing and implementing mobile enterprise solutions for its customers in a broad variety of sectors and industries to improve its operating efficiency by facilitating mission-specific field and long-distance information management in wireless environments through its VIE, Kingtone Information.

Effective November 6, 2012, the Company conducted a 1-for-10 reverse stock split of all issued and outstanding shares of its ordinary shares (or “Reverse Stock Split,” as explained in more details under Note 21).  Upon the effect of the Reverse Stock Split, the Company’s issued and outstanding shares reduced from 14,050,000 to 1,405,000.